Goodwill and Intangible Assets - Summary of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill And Intangible Assets [Line Items]
Gross carrying amount	$ 26,567	$ 59,957
Accumulated amortization	(11,016)	(41,205)
Net carrying amount	15,551	18,752	$ 23,985
Goodwill	$ 18,402	18,402
Technology and Intellectual Property
Goodwill And Intangible Assets [Line Items]
Useful life (months)	60 months
Gross carrying amount		32,027
Accumulated amortization		(32,027)
Customer Relationships
Goodwill And Intangible Assets [Line Items]
Useful life (months)	120 months
Gross carrying amount	$ 25,040	25,040
Accumulated amortization	(10,016)	(7,094)
Net carrying amount	$ 15,024	17,946
Costs to Acquire Third Party Publishers
Goodwill And Intangible Assets [Line Items]
Useful life (months)	24 months
Gross carrying amount		1,363
Accumulated amortization		(1,363)
Non-compete Agreements
Goodwill And Intangible Assets [Line Items]
Useful life (months)	60 months
Gross carrying amount	$ 303	303
Accumulated amortization	(211)	(155)
Net carrying amount	$ 92	148
Domain Names
Goodwill And Intangible Assets [Line Items]
Useful life (months)	60 months
Gross carrying amount	$ 1,224	1,224
Accumulated amortization	(789)	(566)
Net carrying amount	$ 435	$ 658